RECEIVABLES (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other current receivables [abstract]
Input tax recoverable	$ 36,399	$ 10,562	$ 1,388
Trade receivable	0	24,091	90,177
Total	$ 36,399	$ 34,653	$ 91,565